Shareholders' capital	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' capital	Shareholders' capital
(a)Common shares
Number of common shares

	2025	2024
Common shares, beginning of year	767,343,863	689,271,039
Settlement of purchase contracts (a(i))	—	76,909,700
Exercise of share-based awards (b)	1,007,556	1,162,653
Conversion of convertible debentures	—	471
Common shares, end of year	768,351,419	767,343,863
Authorized
AQN is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board; to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of AQN to receive pro rata the remaining property and assets of AQN, subject to the rights of any shares having priority over the common shares.
The Company has a shareholders' rights plan (the "Rights Plan"), which is currently scheduled to expire in the second quarter of 2028. Under the Rights Plan, one right is issued with each issued common share of the Company. The rights remain attached to the common shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20% or more of the outstanding common shares of the Company (subject to certain exceptions), the rights will entitle the holders thereof (other than the acquiring person or group) to purchase common shares at a 50% discount from the then-current market price. The rights provided under the Rights Plan are not triggered by any person making a "Permitted Bid", as defined in the Rights Plan.
(i)Settlement of purchase contracts
On June 17, 2024, upon settlement of all outstanding purchase contracts that were a component of the Company's equity units, the Company received an aggregate of $1,150.0 million in exchange for the issuance of an aggregate of 76,909,700 common shares at an effective issuance price of approximately $14.95 per common share.
(b)Share-based compensation
For the year ended December 31, 2025, AQN recorded $13.0 million (2024 - $18.4 million) in total share-based compensation expense as follows:

(millions of U.S. dollars)	2025	2024
Performance and restricted share units (b(i))	$10.8	$16.0
Director's deferred share units (b(iii))	1.6	1.1
Employee share purchase (b(iv))	0.5	0.6
Share options (b(v))	0.1	0.7
Total share-based compensation	$13.0	$18.4
The compensation expense is recorded within operating expenses in the consolidated statements of operations.
As of December 31, 2025, total unrecognized compensation costs related to non-vested share-based awards are $8.9 million (2024 - $11.1 million) and are expected to be recognized over a period of 1.46 years.
12.Shareholders' capital (continued)
(b)Share-based compensation (continued)
(i)Performance and restricted share units
The Company offers a PSU and RSU plan to its employees as part of the Company's long-term incentive program. PSUs have been granted annually for three-year overlapping performance cycles. The PSUs vest at the end of the three-year cycle and are calculated based on established performance criteria. At the end of the three-year performance periods, the number of common shares issued can range from 0.0% to 200% of the number of PSUs granted. RSU vesting conditions and dates vary by grant and are outlined in each award letter. RSUs are not subject to performance criteria. Dividends accumulating during the vesting period are converted to PSUs and RSUs based on the market value of the shares on that date and are recorded in equity as the dividends are declared. None of the PSUs or RSUs have voting rights. Any PSUs or RSUs not vested at the end of a performance period will expire. The PSUs and RSUs provide for settlement in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these units are accounted for as equity awards. The aggregate number of common shares reserved for issuance from treasury by AQN under the PSU and RSU plan shall not exceed 14,000,000 common shares.
Compensation expense associated with PSUs is recognized ratably over the performance period. Achievement of the performance criteria is estimated as at the consolidated balance sheet dates. Compensation cost recognized is adjusted to reflect the performance conditions estimated to date.
A summary of the PSUs and RSUs is as follows:

(millions of dollars, except number of awards and per share amounts)	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2024	3,577,747	C$	18.38	1.76	C$	29.8
Granted, including dividends	2,863,298	7.24		2.04	20.0
Exercised	(416,659)	16.66		—	3.4
Forfeited	(833,416)	11.91		—	5.3
Balance, December 31, 2024	5,190,970	C$	18.38	1.43	C$	33.1
Granted, including dividends	1,775,548	6.69		2.10	7.9
Exercised	(578,956)	13.32		—	3.9
Forfeited	(627,491)	8.94		—	5.3
Balance, December 31, 2025	5,760,071	C$	10.96	1.46	C$	48.6
Exercisable, December 31, 2025	3,459,124	C$	12.74		C$	29.2
(ii)Bonus deferral RSUs
Eligible employees have the option to receive a portion or all of their annual bonus payment in RSUs in lieu of cash. These RSUs provide for settlement in shares and, therefore, these RSUs are accounted for as equity awards. The RSUs granted are 100% vested and, therefore, compensation expense associated with these RSUs is recognized immediately upon issuance.
During the year ended December 31, 2025, 9,824 (2024 - 51,776) bonus deferral RSUs were granted to employees of the Company. In addition, the Company settled 134,892 (2024 - 13,232) bonus deferral RSUs in exchange for 65,178 (2024 - 6,147) common shares issued from treasury, and 69,714 (2024 - 7,085) RSUs were settled at their cash value as payment for tax withholdings related to the settlement of the RSUs. As of December 31, 2025, 80,828 (2024 - 205,896) bonus deferral RSUs are outstanding.
12.Shareholders' capital (continued)
(b)Share-based compensation (continued)
(iii)Director's deferred share units
Under the Company's DSU plan, non-employee directors of the Company may elect annually to receive their annual cash remuneration in the form of DSUs, cash, or any combination of DSUs and cash. Directors' fees are paid on a quarterly basis, and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company's common shares. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or common shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. For the year ended December 31, 2025, a total of 315,627 DSUs (2024 - 250,369) were issued and 107,818 DSUs (2024 - 373,113) were settled in exchange for 60,014 (2024 - 183,566) common shares issued from treasury, and 47,804 (2024 - 189,547) DSUs were settled at their cash value as payment for tax withholding related to the settlement of the awards. As of December 31, 2025, 809,647 (2024 - 601,838) DSUs are outstanding pursuant to the election of the directors to defer a percentage of their director's fee in the form of DSUs. The aggregate number of common shares reserved for issuance from treasury by AQN under the DSU plan shall not exceed 2,000,000 common shares.
(iv)Employee share purchase plan
Under the Company's ESPP, eligible employees may have a portion of their earnings withheld to be used to purchase the Company's common shares. The Company will match 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually. Common shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the purchase date on which such shares were acquired. At the Company's option, the common shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the Toronto Stock Exchange or New York Stock Exchange by an independent broker. The aggregate number of common shares reserved for issuance from treasury by AQN under the ESPP shall not exceed 6,500,000 common shares.
The Company uses the fair value-based method to measure the compensation expense related to the Company's contribution. For the year ended December 31, 2025, a total of 559,621 common shares (2024 - 741,849) were issued to employees under the ESPP.
(v)Share option plan
The Option Plan is a "rolling plan" and, as a result, pursuant to the rules and policies of the TSX, all unallocated Options under the Option Plan must be approved by a majority of Shareholders every three years. The Option Plan was last approved by Shareholders at the Company's annual meeting of Shareholders on June 2, 2022 and, as a result, the three-year term of effectiveness prescribed by the TSX in respect of that Shareholder approval expired on June 2, 2025. As a result, as of June 2, 2025: (i) AQN will not be permitted to grant further options under the Option Plan until such time as the required shareholder approval is obtained in the future; and (ii) all options that have already been allocated and granted under the Option Plan that have not yet been exercised continue unaffected in accordance with their current terms; provided that, where such an option is cancelled or terminated, it will not be available for re-grant under the Option Plan until such time as the required shareholder approval is obtained.
No Options were granted during the years ended December 31, 2025 and 2024.
12.Shareholders' capital (continued)
(v)Share option plan (continued)
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)
Balance, January 1, 2024	2,541,773	C$	14.71	5.18
Forfeited	(622,646)	15.12		—
Balance, December 31, 2024	1,919,127	C$	14.93	3.95
Forfeited	(234,899)	10.76		—
Balance, December 31, 2025	1,684,228	C$	15.52	2.64
Exercisable, December 31, 2025	1,684,228	C$	15.52	2.64
(c)Preferred shares
AQN is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board.
The Company has the following Cumulative Rate Reset Preferred Shares, Series A (the "Series A Shares") and Cumulative Rate Reset Preferred Shares, Series D (the "Series D Shares") issued and outstanding as of December 31, 2025 and 2024:

(in millions, except number of shares and per share amounts)	Number of shares	Price per share	Carrying amount C$		Carrying amount $
Series A Shares	4,800,000	C$25.00	C$	116.5	$100.5
Series D Shares	4,000,000	C$25.00	C$	97.3	$83.8
					$184.3
The holders of Series A Shares are entitled to receive quarterly fixed cumulative preferential cash dividends if, as and when declared by the Board. The annual dividend for the five-year period from December 31, 2023 to December 31, 2028, is 6.576% (annual amount of C$1.6440 per share). Unless redeemed, the Series A Shares dividend rate will reset on December 31, 2028 and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The Series A Shares are redeemable at C$25 per share at the option of the Company on December 31, 2028 and every fifth year thereafter. The holders of Series A Shares have the right to convert their shares into cumulative floating rate preferred shares, Series B, subject to certain conditions, on December 31, 2028 (or the next business day, if such day is not a business day), and every fifth year thereafter.
The holders of Series D Shares are entitled to receive quarterly fixed cumulative preferential cash dividends if, as and when declared by the Board. The annual dividend for the five-year period from March 31, 2019 to March 31, 2024, was C$1.2728 per share. The annual dividend rate for the five-year period from March 31, 2024 to March 31, 2029 is 6.853% (annual amount of C$1.71325 per share). Unless redeemed, the Series D Shares dividend rate will reset on March 31, 2029, and every five years thereafter at a rate equal to the then five-year Government of Canada bond plus 3.28%. The Series D Shares were redeemable at the option of the Company at C$25 per share on April 1, 2024, but the Company elected not to exercise its redemption right. The holders of Series D Shares had the right to convert their shares into Cumulative Floating Rate Preferred Shares, Series E (the "Series E Shares") on April 1, 2024; however, since less than 1,000,000 Series D Shares were tendered for conversion, none of the class D Shares were converted into Class E Shares and no Class E Shares have been issued by the Company. The Series D Shares are redeemable at C$25 per share at the option of the Company on March 31, 2029 and every fifth year thereafter. The holders of Series D Shares have the right to convert their shares into Series E Shares, subject to certain conditions, on March 31, 2029 (or the next business day, if such day is not a business day) and every fifth year thereafter.